Earnings (Loss) Per Common Share - Antidilutive securities (Details) - Forge Nano, Inc. - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Earnings (Loss) Per Common Share
Antidilutive securities	779,083	673,196	708,774	653,086
Warrants
Earnings (Loss) Per Common Share
Antidilutive securities	247,697	247,697	247,697	273,869
Restricted shares
Earnings (Loss) Per Common Share
Antidilutive securities	2,431	9,939	5,526	3,737
Options
Earnings (Loss) Per Common Share
Antidilutive securities	528,955	415,560	455,551	375,480